Accounts receivable, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net [Abstract]
Accounts receivable	$ 284,628	$ 433,510
Allowance for doubtful accounts	$ 194,252	$ 59,444